Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of significant accounting policies [Abstract]
Schedule of Estimated Useful Lives

Depreciation of assets is determined using the straight-line method over the estimated useful lives of such assets as follows:

Years

Buildings and other construction:
Minor installations related to buildings	Between 10 and 35
Administrative facilities	Between 20 and 51
Main production structures	Between 20 and 56
Minor production structures	Between 20 and 35
Machinery and equipment:
Mills and horizontal furnaces	Between 24 and 45
Vertical furnaces, crushers and grinders	Between 23 and 36
Electricity facilities and other minors	Between 10 and 35
Furniture and fixtures	10
Transportation units:
Heavy units	Between 5 and 15
Light units	Between 5 and 10
Computer equipment	Between 3 and 10
Tools	Between 5 and 10